OPERATING COSTS	12 Months Ended
Dec. 31, 2018
Operating Costs [Abstract]
OPERATING COSTS
OPERATING COSTS

	Years ended December 31
	2018	2017
(In millions of dollars)		(restated, see note 2)

Cost of equipment sales	2,284	2,022
Merchandise for resale	231	237
Other external purchases	4,509	4,497
Employee salaries, benefits, and stock-based compensation	2,089	2,111

Total operating costs	9,113	8,867